Document and Entity Information	Aug. 07, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity File Number	001-38801
Entity Registrant Name	AERSALE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3976002
Entity Address, Address Line One	255 Alhambra Circle
Entity Address, Adress Line Two	Suite 435
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	764-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ASLE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001754170
Amendment Flag	false